Summary of Significant Accounting Policies - Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Impairment loss of equity method investments	$ 250,000	$ 0	$ 0